Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2011
Vanguard PRIMECAP Fund - Investor Shares | Vanguard PRIMECAP Fund
Expense Example, No Redemption:
1 YEAR	$ 46
3 YEAR	144
5 YEAR	252
10 YEAR	567
Vanguard Target Retirement 2005 Fund - Investor Shares | Vanguard Target Retirement 2005 Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Target Retirement 2015 Fund - Investor Shares | Vanguard Target Retirement 2015 Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Target Retirement 2025 Fund - Investor Shares | Vanguard Target Retirement 2025 Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard Target Retirement 2035 Fund - Investor Shares | Vanguard Target Retirement 2035 Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Target Retirement 2045 Fund - Investor Shares | Vanguard Target Retirement 2045 Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Target Retirement Income Fund - Investor Shares | Vanguard Target Retirement Income Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard PRIMECAP Fund - Admiral Shares | Vanguard PRIMECAP Fund
Expense Example, No Redemption:
1 YEAR	37
3 YEAR	116
5 YEAR	202
10 YEAR	456
Vanguard Target Retirement 2010 Fund - Investor Shares | Vanguard Target Retirement 2010 Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Target Retirement 2020 Fund - Investor Shares | Vanguard Target Retirement 2020 Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Target Retirement 2030 Fund - Investor Shares | Vanguard Target Retirement 2030 Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard Target Retirement 2040 Fund - Investor Shares | Vanguard Target Retirement 2040 Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Target Retirement 2050 Fund - Investor Shares | Vanguard Target Retirement 2050 Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Target Retirement 2055 Fund - Investor Shares | Vanguard Target Retirement 2055 Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Target Retirement 2060 Fund - Investor Shares | Vanguard Target Retirement 2060 Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	$ 230